Revenue - Schedule of Major Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Major Customers [Line Items]
Percentage of Revenue	39.00%
Balance due	$ 28,080
Customer B [Member]
Schedule of Major Customers [Line Items]
Percentage of Revenue	61.00%
Balance due	$ 43,500
Customer C [Member]
Schedule of Major Customers [Line Items]
Percentage of Revenue			23.00%
Balance due
Customer D [Member]
Schedule of Major Customers [Line Items]
Percentage of Revenue		100.00%	77.00%
Balance due
Customer [Member]
Schedule of Major Customers [Line Items]
Balance due	$ 71,580